Significant Components of Other Intangible Assets (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived Intangible Assets [Line Items]
Gross	$ 585,416	$ 586,035
Accumulated Amortization	(257,096)	(181,928)
Net	328,320	404,107
Channel relationships
Finite-Lived Intangible Assets [Line Items]
Gross	318,600	318,600
Accumulated Amortization	(99,909)	(60,079)
Net	218,691	258,521
Customer relationships
Finite-Lived Intangible Assets [Line Items]
Gross	166,579	167,140
Accumulated Amortization	(104,736)	(87,201)
Net	61,843	79,939
Trade name
Finite-Lived Intangible Assets [Line Items]
Gross	46,422	46,480
Accumulated Amortization	(24,422)	(15,680)
Net	22,000	30,800
Database
Finite-Lived Intangible Assets [Line Items]
Gross	28,000	28,000
Accumulated Amortization	(14,000)	(8,400)
Net	14,000	19,600
Covenants-Not-to-Compete
Finite-Lived Intangible Assets [Line Items]
Gross	14,940	14,940
Accumulated Amortization	(7,834)	(5,551)
Net	7,106	9,389
Trade association
Finite-Lived Intangible Assets [Line Items]
Gross	10,000	10,000
Accumulated Amortization	(5,750)	(4,750)
Net	4,250	5,250
Favorable lease
Finite-Lived Intangible Assets [Line Items]
Gross	875	875
Accumulated Amortization	(445)	(267)
Net	$ 430	$ 608